Share Based Compensation -the activity for our Incentive Plan (Details) - Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] - $ / shares		3 Months Ended	12 Months Ended
	Jun. 29, 2022	Sep. 30, 2022	Jun. 30, 2022
Service Based Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Beginning Balance		48,800
Weighted Average Grant Date Fair Value per Share, Beginning balance		$ 18.03
Granted		101,300	48,800
Granted		$ 14.67
Ending balance		150,100	48,800
Weighted Average Grant Date Fair Value per Share, Ending balance		$ 15.76	$ 18.03
Performance Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Beginning Balance		19,200
Weighted Average Grant Date Fair Value per Share, Beginning balance		$ 12.19
Granted	19,200	63,500	19,200
Granted		$ 14.79
Ending balance		82,700	19,200
Weighted Average Grant Date Fair Value per Share, Ending balance		$ 14.23	$ 12.19
Service Based Shares And Performance Shares [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Beginning Balance		68,000
Granted			68,000
Granted			$ 18.03
Ending balance			68,000
Restricted Share Rsu Director Restricted Share Dsu And Performance Share Units Psu [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Performance Based Units Vested And Expected To Vest [Line Items]
Beginning Balance		68,000
Granted		164,800
Ending balance		232,800	68,000